Other Receivables, Deposits and Prepayments, Net	12 Months Ended
Jun. 30, 2026
Other Receivables, Deposits and Prepayments, Net [Abstract]
OTHER RECEIVABLES, DEPOSITS AND PREPAYMENTS, NET

8. OTHER RECEIVABLES, DEPOSITS AND PREPAYMENTS, NET

	June 30, 2026	June 30, 2025
	RM	RM

Other receivables	42,203	-
Deposits	41,337,300	4,022,650
Prepayments	129,625	152,660
	41,509,128	4,175,310
Less: Impairment allowance	-	(4,000,000)
	41,509,128	175,310

(a)	Deposits in the amount of RM57,300 (2025:RM 22,650) are classified as financial assets measured at amortized cost. As at June 30, 2026, the Group had non-refundable deposits of RM41,280,000 (2025: RM nil) made to a supplier to secure production capacity for future production requirements. These deposits will be applied against the charges for production services as the services are provided.

(b)	An impairment loss of RM5,704 was made for the year ended June 30, 2026, in respect of deposits for which recoverability was considered uncertain. As at June 30, 2026, management concluded that there was no reasonable expectation of recovery and the deposit was written off against the related impairment allowance. Accordingly, the write-off did not result in any additional charge to profit or loss during the year ended June 30, 2026.

The impairment loss for the year ended June 30, 2025, resulting from delay in deposit refund was RM4,000,000. There was prolonged delay in a project’s progress and the deposit refund beyond normal refund period by one counterparty. The Company made multiple attempts to reach out to the counterparty, but there was a lack of responsiveness from their end. In the absence of any communication regarding the deposit refund and decision of termination of the project, the decision was made to impair the whole balance due from the counterparty. During the year ended June 30, 2026, the RM4,000,000 impaired deposit balance was written off against the related impairment allowance, as management determined that there was no reasonable expectation of recovery. The write-off had no impact on the current year’s profit or loss as the loss had been fully provided for in prior years. No impairment loss was made for the year ended June 30, 2024.